UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"
OMB Approval
OMB Number:3235-0456
FORM 24f-2
Expires:"December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response
1.Name and address of issuer:
AllianceBernstein Global Thematic Growth
1345 Avenue of the Americas
New York, New York  10105
2.The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all series
"and classes of the issuer, check the
box but do not list series or
classes):"X Fund name:
3.Investment Company Act
File Number:811-03131
Securities Act File Number:002-70427
4(a).Last Day of Fiscal Year for
which this Form is filed:"July 31, 2013"
4(b)."Check box if this Form is being
filed late (i.e., more than
90 calendar days after the end of
the "issuer's fiscal year).
4(c).Check box if this is the
last time the issuer will be filing
this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of
securities sold during the fiscal
year pursuant to section
24 (f):" $38,823,866 "
(ii)Aggregate sale price of securities
redeemed or repurchased during the
fiscal year:" $243,754,071 "
(iii)Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
"earlier than October 11, 1995
that were not previously"used
to reduce registration fees
payable to the Commission:"$4,234,977,996"
(iv)Total available redemption
credits [add Items 5(ii)
and 5(iii)]:-"$4,478,732,067"
(v)Net Sales:$-
(vi)Redemption credits
available for use in future
years:" $(4,439,908,201)"
(vii)Multiplier for determining
registration fee:x0.0001288
(viii)	Registration Fee
Due:=$0.00
6.Prepaid Shares
If the response to
Item 5(i) was determined
by deducting an amount of
securities that were registered
under the Securities Act of 1933
"pursuant to rule 24e-2
as in effect before
October 11, 1997,
then report the "
amount of securities
(number of shares or other
units) deducted here:
If there is a number
of shares or other units
that were registered pursuant
to rule 24e-2 remaining
unsold at the end of the
fiscal year for which
this form "is filed
that are available for
use by the issuer in
future fiscal years,
then state"that
number here:-
7.Interest due--if
this Form is being
filed more than 90 days
after the end of the
issuer's fiscal year:+$-
8.Total amount of the
registration fee due
plus any interest due
[line 5(viii) plus
line 7]:$-
9.Date the registration
fee and any interest
payment was sent to the
Commission's lockbox
depository:N/A
Method of Delivery:x
Wire Transfer
Mail or other means
SIGNATURES
This report has been
signed below by the
following persons on
behalf of the issuer
and in the capacities
and on the date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date: October 17, 2013
*  Please print
or type the name and
title of the signing
officer below the
signature.